Stockholders' Equity (Deficiency) (Recapitalization) (Details) (USD $)	1 Months Ended
	Mar. 31, 2012	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Mar. 13, 2012
Stockholders' Equity (Deficiency) [Abstract]
Shares issued for business acquisition	25,515,204
Recapitalization, shares	9,760,000
Common stock, shares authorized		120,000,000	120,000,000	120,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized			10,000,000
Preferred stock, par value			$ 0.001
Cash and cash equivalents					$ 337
Liabilities assumed					(21,206)
Net					$ (20,869)